Offerings	Sep. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, par value $0.0001 per share, and one redeemable warrant
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 10,005.00
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).

Includes 11,500,000 Units, consisting of 11,500,000 ordinary shares and 11,500,000 redeemable warrants, including 1,500,000 Units that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any. The Company is not registering the ordinary shares issuable upon exercise of the warrants at this time.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share, included as part of the Units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the Units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Representative shares issued to the underwriter as compensation
Amount Registered | shares	230,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 2,300,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 200.10
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).

Represents 230,000 representative shares to be issued to Kingswood Capital Partners, LLC as underwriting compensation (including 30,000 shares if the over-allotment option is exercised in full), estimated at $10.00 per share for fee purposes.